EXPLORATION AND EVALUATION PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of exploration and evaluation properties

		South Railroad
	Cerro Quema	and Lewis	Monitor Gold	Total
At January 1, 2022	$82,429	$—	$314	$82,743
Acquired during 2022	—	160,000	—	160,000
At January 1, 2023	$82,429	$160,000	$314	$242,743
Impairments	(72,429)	—	—	(72,429)
Derecognition	—	—	(314)	(314)
At December 31, 2023	$10,000	$160,000	$—	$170,000